Prepaid expenses and other receivables (information) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Government institutions	$ 110	$ 104
Current tax assets	51	67
Derivative instruments	16	53
Prepaid expenses	41	35
Receivables from equity-accounted investees sale	2	17
Other	38	87
Total other receivables	$ 258	$ 363